DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2025 USD ($)
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Refundable deposit liabilities	₫ 402,495		₫ 2,524,022	$ 16,022,252
Non-refundable down-payment of contract liabilities	1,584,938		1,041,441	63,092,154
TOTAL	1,987,433		3,565,463	$ 79,114,406
Revenue recognized from non-refundable down-payment in 2025 (2024) from these contract liabilities as of December 31, 2024 (2023)	₫ 972,835	$ 38,725,966	₫ 728,073